Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	116.20%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(16.50%)